Summary of Significant Accounting Policies - Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue				¥ 4,218,946
Net profit	¥ 1,968,581	$ 301,697	¥ 2,374,518	2,469,451
Net increase in cash, cash equivalents and restricted cash	105,656	16,192	717,024	1,010,017
Cash, cash equivalents and restricted cash at beginning of year	6,010,745	921,187	5,293,721	4,283,704
Cash, cash equivalents and restricted cash at end of year	6,116,401	$ 937,379	6,010,745	5,293,721
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Net revenue	6,124,129		4,684,436	4,250,978
Net profit	1,230,402		661,808	1,604,530
Net cash provided by operating activities	467,054		74,977	1,356,887
Net cash used in (provided by) investing activities	(672,930)		367,903	(1,031,968)
Net cash used in (provided by) financing activities	(85,000)		108,972	1,043,899
Net increase in cash, cash equivalents and restricted cash	(290,876)		551,852	1,368,818
Cash, cash equivalents and restricted cash at beginning of year	4,645,939		4,094,087	2,725,269
Cash, cash equivalents and restricted cash at end of year	¥ 4,355,063		¥ 4,645,939	¥ 4,094,087